Investment Objectives and Goals	Jul. 02, 2026
Cantor Fitzgerald Large Cap Focused Fund
Prospectus [Line Items]
Risk/Return [Heading]	CANTOR FITZGERALD LARGE CAP FOCUSED FUND
Cantor Fitzgerald International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CANTOR FITZGERALD INTERNATIONAL EQUITY FUND
Cantor Fitzgerald High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	CANTOR FITZGERALD HIGH INCOME FUND
Cantor Fitzgerald Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	CANTOR FITZGERALD EQUITY OPPORTUNITY FUND